Components of Expenses (Tables)	12 Months Ended
Dec. 31, 2022
Analysis of income and expense [abstract]
Other expenses and adjustments

	2022	2021	2020
Research and development expenses
Clinical trial expenses	$4,970	$3,205	$3,055
Manufacturing & related process development expenses	2,148	1,547	3,384
Intellectual property expenses	544	618	907
Translational science expenses	264	673	318
Personnel-related expenses	6,023	4,754	4,135
Share-based compensation expense	1,371	2,087	1,043
Other expenses	112	36	103
	$15,432	$12,920	$12,945

General and administrative expenses
Public company-related expenses	$6,790	$8,161	$7,432
Office expenses	3,303	2,963	3,120
Share-based compensation expense	1,007	1,739	1,516
Depreciation - property and equipment	93	130	89
Depreciation - right-of-use assets	299	322	357
	$11,492	$13,315	$12,514